SCHEDULE OF RIGHT-OF-USE ASSET AND RELATED LEASE LIABILITY (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Right-of-use asset	$ 1,163,159	$ 1,317,830
Less: Current portion	260,106	243,292
Lease liability, net of current portion	941,732	1,074,538
Total lease liability	$ 1,201,838	$ 1,317,830